Note 15 - Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
(15)	Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended
December 31, 2016
and
2017
are as follows:

a)	Amounts due from related parties:

	As of December 31,
	2016	2017
	RMB	RMB
Amounts due from an equity method affiliate and its subsidiaries, net (i)	32,495	—
Subscription receivables (Note 2(m) & Note 12)	288,135	248,717

(i) The Group agreed to grant a revolving loan with a maximum amount of
US$50,000
(equivalent to
RMB317,990
as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in
October 2011 (
the "Facility"). The Facility is valid for
two
years and was renewed upon mutual agreement for another
two
years in
October 2013
and
October 2015,
separately. In
April 2017,
the Facility was renewed upon mutual agreement for another year. On
January 1, 2012,
the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. The amounts are unsecured and bear interest at
7.3%
and are repayable on demand. As of
December 31, 2016
and
2017,
the amount due from Sincere Fame and its subsidiaries represented nil
and
nil
principal receivable, respectively, and
RMB32,495
and
nil
interest receivable, respectively. The interest receivables is non-interest bearing.

b)	The Group charged affiliates interest income of RMB8,088, nil and RMB8,714 for loans receivable for the years ended December 31, 2015, 2016, and 2017, respectively.